Assets Held For Sale (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 24, 2021
Assets Held For Sale (Details) [Line Items]
Preferred stock fair value			$ 630,000		$ 630,000
Impairment of residential property		$ 116,000		$ 116,000	$ 116,000	$ 133,879
Fair value adjusted			116,000
Leaving a fair value			$ 514,000
Series T Preferred Stock [Member]
Assets Held For Sale (Details) [Line Items]
Preferred stock fair value (in Shares)	630		630		25,200,000		25,200,000